RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Debt Instrument, Convertible, Conversion Price	$ 0.62	$ 0.62	$ 0.62
Interest Expense	$ 3,155
Debt Conversion, Original Debt, Amount	320,000	0	820,000
Proceeds from Convertible Debt	390,000	1,501,000	1,891,000
Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Proceeds from Convertible Debt		500,000
Related Party [Member]
Proceeds from Interest Received	6,183
Management [Member] | Promissory Notes [Member]
Debt Conversion, Original Debt, Amount	320,000
Debt Conversion, Converted Instrument, Type	promissory notes
Debt Conversion, Converted Instrument, Amount	320,000
Management [Member] | Debentures [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.30		$ 0.30
Debt Conversion, Original Debt, Amount	320,000
Debt Conversion, Converted Instrument, Type	Debentures
Debt Conversion, Converted Instrument, Amount	390,000
January 2012 Financing [Member] | Consulting Service Agreement [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 300,583	$ 294,750